Net Income per Share (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Net Income per Share
Schedule of basic and diluted net income per share

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo's shareholders	$250,524	$130,848
Denominator:
Weighted average ordinary shares outstanding	226,535	227,936
Basic net income per share attributable to Weibo's shareholders	$1.11	$0.57

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$250,524	$130,848
Denominator:
Weighted average ordinary shares outstanding	226,535	227,936
Effects of dilutive securities
Stock options	76	82
Unvested restricted share units	518	1,411
Shares used in computing diluted net income per share attributable to Weibo's shareholders	227,129	229,429
Diluted net income per share attributable to Weibo's shareholders	$1.10	$0.57

	Nine Months Ended September 30,
	2020	2021

	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$284,322	$312,586
Denominator:
Weighted average ordinary shares outstanding	226,728	228,185
Basic net income per share attributable to Weibo’s shareholders	$1.25	$1.37

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	$284,322	$312,586
Denominator:
Weighted average ordinary shares outstanding	226,728	228,185
Effects of dilutive securities
Stock options	73	85
Unvested restricted share units	551	1,495
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	227,352	229,765
Diluted net income per share attributable to Weibo’s shareholders	$1.25	$1.36